Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes

The Company’s (loss) income before income taxes includes the following for the years ended December 31.

	2024	2023	2022

Non-PRC operations	$(781,182)	$(176,949)	$(385,297)
PRC operations	(75,761)	1,771,475	2,254,260
Total (loss) income before income taxes	$(856,943)	$1,594,526	$1,868,963

Schedule of Income Tax Expense

Income tax expense was comprised of the following for the years ended December 31.

	2024	2023	2022

Current tax expense	$-	$207,553	$276,189
Deferred tax expense	39,747	339,332	177,029
Total income tax expense	$39,747	$546,885	$453,218

Schedule of Deferred Tax Assets and Liabilities	The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at December 31, 2024 and 2023 as follows.
	2024	2023

Deferred tax assets
Net operating loss	$87,285	$8,338
Deferred revenue	13,496	39,340
Unbilled cost	441,973	374,357
Unbilled interest	36,682	37,727
Depreciation	5,586	-
Software amortization	224,254	259,965
Allowance for expected credit losses	106,569	13,459
Inventories obsolescence	(6,408)	(6,591)
Unrealized losses on trading securities	1,712	1,761
Accrued Bonus	43,682	43,074
Other	46,771	34,246
Total deferred tax assets	1,001,602	805,676
Deferred tax liabilities
Unbilled revenue	(2,188,848)	(2,270,234)
Unbilled interest income	(318,899)	(50,369)
Deferred government subsidy	(40,519)	(41,673)
Unrealized gain on short-term investment	(25,575)	(285)
Other	(11,792)	(14,336)
Total deferred tax liabilities	(2,585,633)	(2,376,897)
Valuation allowance	(14,878)	(32,942)
Net deferred tax liabilities	$(1,598,909)	$(1,604,163)

Schedule of a Reconciliation of Income Tax Expense

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the years ended December 31.

	2024	2023	2022

PRC statutory tax rate	25.0%	25.0%	25.0%
Effect of non-PRC entities not subject to PRC tax	(22.8)%	2.8%	5.2%
Effect of deregistration of a subsidiary	(1.9)%	-%	-%
Permanent difference	(4.6)%	-%	(0.1)%
Tax holiday effect	(0.3)%	6.5%	(5.9)%
Effective tax rate	(4.6)%	34.3%	24.2%